Segmented Information (Schedule of Geographic Area) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers [Line Items]
Revenues	$ 16,828	$ 17,107	$ 14,477
Long-lived assets	45,041	44,007
Canada [Member]
Revenues from External Customers [Line Items]
Revenues	11,570	11,583	9,955
Long-lived assets	25,530	24,396
U.S. [Member]
Revenues from External Customers [Line Items]
Revenues	5,258	5,524	$ 4,522
Long-lived assets	$ 19,511	$ 19,611